Significant Accounting Policies - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Customer shares	Dec. 31, 2022 USD ($) Customer shares	Jul. 25, 2024 USD ($)
Change in Accounting Estimate [Line Items]
Deferred offering costs	$ 3,000,000		$ 3,000,000			$ 3,000,000	$ 7,100,000
Goodwill impairment	0	$ 0	0	$ 0
Impairment of other intangible assets	0	$ 0	0	0
Percentage of property and equipment					As of December 31, 2022 and 2023, 94% and 92% of the Company’s property and equipment, net was in the United States and the remaining 6% and 8% was in foreign countries, respectively.
Allowance for doubtful accounts	2,400,000		2,400,000		$ 1,200,000	500,000
Bad debt expense			1,300,000	$ 1,300,000	1,623,000	458,000
Revenue recognized	$ 82,500,000		$ 159,700,000		$ 112,500,000	59,900,000
Description of deferred commissions amortization period					Commissions incurred upon the acquisition of SaaS contracts are amortized over an estimated period of benefit of five years. Commissions incurred upon the acquisition of month-to-month cloud computing contracts are amortized over an estimated period of benefit of 12 months.
Deferred commission impairment loss					$ 0	$ 0
Vesting period					4 years
Stock vesting percentage					25.00%
Number of distributions related to share based compensation arrangement by share based payment award | shares					0	0
Advertising expense					$ 1,600,000	$ 4,300,000
Income tax likelihood					50% likelihood
Common units, outstanding | shares	233,316,116		233,316,116		79,300,658	79,245,283
Common units available for issuance | shares					247,680,095	237,180,095
Maximum number of common shares exercisable | shares					40,141,304
OneStream Software LLC
Change in Accounting Estimate [Line Items]
Ownership Percentage					92.00%
Incentive Compensation Units
Change in Accounting Estimate [Line Items]
Shares granted | shares					0	0
Series A Preferred Stock
Change in Accounting Estimate [Line Items]
Preferred units, outstanding | shares					120,754,717
Preferred units, authorized | shares					120,754,717
Series B Preferred Stock
Change in Accounting Estimate [Line Items]
Preferred units, outstanding | shares					7,538,791
Preferred units, authorized | shares					7,538,791
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Change in Accounting Estimate [Line Items]
Aggregate amount of the transaction price					$ 897,700,000
Expects to recognize revenue over next 12 months, percentage					35.00%
Remaining performance obligation, expected timing of satisfaction, period					12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-10-01
Change in Accounting Estimate [Line Items]
Aggregate amount of the transaction price	$ 997,000,000		$ 997,000,000
Expects to recognize revenue over next 12 months, percentage	39.00%		39.00%
Remaining performance obligation, expected timing of satisfaction, period	12 months		12 months
Minimum
Change in Accounting Estimate [Line Items]
Payment terms period					30 days
Customer payment terms					30 days
Maximum
Change in Accounting Estimate [Line Items]
Payment terms period					60 days
Customer payment terms					60 days
Internal use software
Change in Accounting Estimate [Line Items]
Capitalized software cost					$ 1,200,000	$ 800,000
Amortization cost					$ 1,000,000	$ 1,300,000
Revenue | Customer Concentration Risk | Customer
Change in Accounting Estimate [Line Items]
Number of customers | Customer					0	0
Concentration risk, percentage					10.00%	10.00%
Accounts Receivable | Customer Concentration Risk | Customer
Change in Accounting Estimate [Line Items]
Number of customers | Customer					0	0
Concentration risk, percentage					10.00%	10.00%